CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (unaudited) - USD ($) $ in Thousands	Redeemable Convertible Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income Loss [Member]	Noncontrolling Interest [Member]	Preferred A Stock [Member]	Total
Opening balance at Dec. 31, 2015		$ 44	$ 116,793	$ (102,371)	$ (1,769)			$ 12,697
Opening balance (in shares) at Dec. 31, 2015		4,398,344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation related to stock options and restricted stock			1,969					1,969
Restricted stock canceled
Restricted stock canceled (in shares)		(37,250)
Foreign currency translation adjustment					$ (2,810)			$ (2,810)
Net Loss				(13,264)				(13,264)
Closing balance at Dec. 31, 2016		$ 44	118,762	(115,635)	(4,579)			(1,408)
Closing balance (in shares) at Dec. 31, 2016		4,361,094
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation related to stock options and restricted stock			1,466					1,466
Common shares issued for asset contribution		$ 9	1,266					1,275
Common shares issued for asset contribution (in shares)		879,234
Preferred A stock issued for asset contribution			4,482				$ 1	4,483
Preferred A stock issued for asset contribution (in shares)							123,668
Common shares issued for Note Payout		$ 56	5,570					5,626
Common shares issued for Note Payout (in shares)		5,628,291
Common shares issued for severance		$ 10	900					910
Common shares issued for severance (in shares)		1,000,000
Issuance of series B redeemable convertible preferred stock and embedded option, net of stock issuance costs of $42
Issuance of series B redeemable convertible preferred stock and embedded option, net of stock issuance costs of $42 (in shares)	1,500,000
Amortization of discount related to written call option	$ 84
Accretion of dividend	(3)			(3)				(3)
Noncontrolling interest from asset acquisition						182		182
Reclassification of cumulative translation adjustment					3,228			3,228
Foreign currency translation adjustment					189			189
Net Loss				(19,384)		(8)		(19,392)
Closing balance at Dec. 31, 2017	$ 87	$ 119	132,446	(135,022)	(1,162)	174	$ 1	(3,444)
Closing balance (in shares) at Dec. 31, 2017	1,500,000	11,868,619					123,668
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation related to stock options and restricted stock			5					$ 5
Common shares issued for asset contribution (in shares)								2,500,000
Issuance of series B redeemable convertible preferred stock and embedded option, net of stock issuance costs of $42	$ 2,225
Issuance of series B redeemable convertible preferred stock and embedded option, net of stock issuance costs of $42 (in shares)	2,225,000
Partial exercise of series B redeemable convertible preferred stock written call option	$ 677							677
Dividend on Series B redeemable convertible preferred stock	141			(141)				(141)	[1]
Accretion of dividend	1,968			(1,968)				(1,968)	[2]
Conversion of series B redeemable convertible preferred stock into common stock	$ (2,553)	$ 30	2,523					2,553
Conversion of series B redeemable convertible preferred stock into common stock (in shares)	(1,869,663)	2,965,301
Foreign currency translation adjustment					17			17
Net Loss				101		(2)		99
Closing balance at Jun. 30, 2018	$ 2,545	$ 149	$ 134,974	$ (137,030)	$ (1,145)	$ 172	$ 1	$ (2,879)
Closing balance (in shares) at Jun. 30, 2018	1,855,337	14,833,920					123,668

[1]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (The Certificate of Designation) under the liquidation preference right (see also Note 14).
[2]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until the occurrance of redemption or a conversion as prior.